SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total recorded as current liability		$ 12,939
Loans [Member]
Short-Term Debt [Line Items]
Total recorded as current liability		$ 12,939